RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Lease expiration date	Jan. 31, 2018
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	557,097	33,936,022	201,355,631
Purchases from related party	22,977,148	3,968,340
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party	1,252,979
Term of lease	10 years
Lease expiration date	Dec. 31, 2017
Rental expenses from related parties	1,100,304	1,100,304	1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	494,963,947	605,000,000
Jinchuan Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		758,075,064
Shareholders Guarantee of Long Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	141,400,000
Subsidiaries of China Development Bank [Member]
Related Party Transaction [Line Items]
Borrowings from related party	1,002,140,000	360,000,000
Repayment of borrowings from related party	4,000,000	2,000,000
Interest charges in connection with the borrowings	52,883,293	20,114,758